Derivatives (Realized and Unrealized Gains (Losses) with Respect to Cash Flow Hedges) (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives | CAD	CAD (258)		CAD (96)
Other Derivatives Hedge [Member] | Interest Rate Swap [Member] | Line of Credit [Member] | Brunswick Pipeline [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Convertible Subordinated Debt | CAD	CAD 250
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net		$ 2		$ (3)
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Other Operating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives		0		0
Derivative, Gain (Loss) on Derivative, Net		0		0
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives		2		(3)
Designated as Hedging Instrument [Member] | Foreign Exchange Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net		$ (87)		92
Designated as Hedging Instrument [Member] | Foreign Exchange Option [Member] | TECO Energy Inc [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Line of Credit Facility, Expiration Date	Dec. 31, 2019	Dec. 31, 2019
Derivative, Notional Amount | CAD	CAD 1,519
Designated as Hedging Instrument [Member] | Foreign Exchange Option [Member] | Other Operating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives		$ (87)		0
Derivative, Gain (Loss) on Derivative, Net		0		92
Designated as Hedging Instrument [Member] | Foreign Exchange Option [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives		$ 0		$ 0